Changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	₩ 7,144	₩ 130,879
Included in profit or loss:
Current service cost	144,923	172,152
Past service cost	54	2,810
Interest expense (income)	(6,840)	2,349
Subtotal	138,137	177,311
Included in other comprehensive income:
Demographic assumptions	18,399	4,471
Financial assumptions	80,253	(96,957)
Experience adjustment	(10,762)	(56,709)
Return on plan assets excluding interest income	40,486	27,460
Subtotal	128,376	(121,735)
Other:
Benefits paid by the plan	(5,603)	(4,984)
Contributions paid into the plan	(139,348)	(174,127)
Settlement gain or loss	407
Effect of movements in exchange rates	(1,273)	(200)
Others	(492)
Subtotal	(146,309)	(179,311)
Ending balance	127,348	7,144
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	1,695,191	1,689,980
Included in profit or loss:
Current service cost	144,923	172,152
Past service cost	54	2,810
Interest expense (income)	59,836	54,485
Subtotal	204,813	229,447
Included in other comprehensive income:
Demographic assumptions	18,399	4,471
Financial assumptions	79,038	(96,957)
Experience adjustment	(10,762)	(56,709)
Return on plan assets excluding interest income	0	0
Subtotal	86,675	(149,195)
Other:
Benefits paid by the plan	(142,938)	(74,841)
Contributions paid into the plan	0	0
Settlement gain or loss	407
Effect of movements in exchange rates	(1,273)	(200)
Others	(893)
Subtotal	(144,697)	(75,041)
Ending balance	1,841,982	1,695,191
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	(1,688,047)	(1,559,101)
Included in profit or loss:
Current service cost	0	0
Past service cost	0	0
Interest expense (income)	(66,676)	(52,136)
Subtotal	(66,676)	(52,136)
Included in other comprehensive income:
Demographic assumptions	0	0
Financial assumptions	1,215	0
Experience adjustment	0	0
Return on plan assets excluding interest income	40,486	27,460
Subtotal	41,701	27,460
Other:
Benefits paid by the plan	137,335	69,857
Contributions paid into the plan	(139,348)	(174,127)
Settlement gain or loss	0
Effect of movements in exchange rates	0	0
Others	401
Subtotal	(1,612)	(104,270)
Ending balance	₩ (1,714,634)	₩ (1,688,047)